      As filed with the Securities and Exchange Commission on July 28, 1999
                                                  Registration No. 33-51937
===========================================================================



         SECURITIES AND EXCHANGE COMMISION
              WASHINGTON, D.C.  20549
               _____________________

         POST-EFFECTIVE AMENDMENT NO. 5 TO
                     FORM S-6
     FOR REGISTRATION UNDER THE SECURITIES ACT
     OF 1933 OF SECURITIES OF UNIT INVESTMENT
         TRUSTS REGISTERED ON FORM N-8B-2
              ______________________

      A.   Exact Name of Trust:
    GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

      B.   Name of depositor:
        PRUDENTIAL SECURITIES INCORPORATED

      C.   Complete address of depositor's principal executive office:
                 One Seaport Plaza
                 199 Water Street
             New York, New York  10292

      D.   Name and complete address of agent for service:
                                        Copy to:
           LEE B. SPENCER, JR., ESQ.              KENNETH W. ORCE, ESQ.
      PRUDENTIAL SECURITIES INCORPORATED         CAHILL GORDON & REINDEL
               One Seaport Plaza                      80 Pine Street
               199 Water Street                 New York, New York  10005
           New York, New York  10292

It is proposed that this filing will become effective (check appropriate box).
 __
/__/ immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/ on July 31, 1999 pursuant to paragraph (b);
 __
/__/ 60 days after filing pursuant to paragraph (a);
 __
/__/ on (date) pursuant to paragraph (a) of Rule 485.

CUSIP: 383741709

                  Government Securities Equity Trust Series 7

--------------------------------------------------------------------------------
The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in Class A shares of the Templeton Developing Markets Trust (the 'fund'), an open-end, diversified, registered management investment company. The investment goal of the fund is long-term capital appreciation. The fund tries to achieve its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. Units of the Trust may be suited for purchase by Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.
--------------------------------------------------------------------------------
Sponsor:
                                                    Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please Read and Retain                                    Prospectus dated
This Prospectus For Future Reference                      July 31, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

    This Prospectus does not contain all the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

The Trust

    Government Securities Equity Trust Series 7 consists of one underlying unit investment trust (the 'Trust' or 'GSET' as the context requires) composed of stripped United States Treasury issued notes or bonds bearing no current interest (the 'Treasury Obligations') and Class A shares ('fund shares') of the Templeton Developing Markets Trust (the 'fund'), an open-end, diversified, registered management investment company, or contracts and funds for the purchase thereof (the Treasury Obligations and the fund shares, collectively, the 'Securities'). The Trust contains Treasury Obligations maturing in approximately 8 years.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in shares of the fund. The investment goal of the fund is long-term capital appreciation. The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. companies, and an investment in the fund may be considered speculative. The fund may borrow money for investment purposes, which may involve greater risk and additional costs to the fund. In addition, the fund may invest up to 10% of its assets in restricted securities and other illiquid investments, which may involve greater risk and increased fund expenses. There is, of course, no assurance that the Trust's objectives will be achieved.

    The Trust is structured to contain a sufficient amount of Treasury Obligations to insure that an investor will receive, at the maturity of such Trust, $20.00 per Unit. However, an investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $20.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. An investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units. The price paid for a Unit may differ from that set forth herein due to changes in the value of the Securities in the portfolio subsequent to the date of the Summary of Essential Information. There is no assurance that a purchaser of Units on the date of the Prospectus or subsequent to such date will receive, upon termination, the purchase price per Unit. The fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. The maximization of dividend income is not an objective of the Trust. The Trust is 'concentrated' in fund shares, so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the fund itself.

    The Sponsor may, from time to time, deposit additional Treasury Obligations and fund shares in the Trust while maintaining the proportionate relationship between the maturity amount of the Treasury Obligations and the number of fund shares immediately prior to such deposit. Any additional Treasury Obligations added to the Trust will be United States Treasury notes or bonds substantially identical to those then held in the Trust.

The Fund

    The investment goal of the fund is long-term capital appreciation. This goal is fundamental, which means that it may not be changed without fund shareholder approval.

   What is the fund's Investment Strategy?

    The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. The fund normally will invest in at least three developing or emerging market countries.

    For purposes of the fund's investments, developing or emerging market countries include those considered such by the World Bank, the International Finance Corporation, the United Nations or the countries' authorities. In addition, developing or emerging market equity securities means those issued by:

    - companies with their principal securities trading market within a developing or emerging market country, as defined above; or

    - companies that derive 50% or more of their total revenue from either goods or services produced or sales made in developing or emerging market countries; or

    - companies organized under the laws of, and with a principal office in, a developing or emerging market country.

   The fund buys the following types of securities, among others:

    Equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund's primary investments are in common stock.

    Depending upon market conditions, the fund generally invests a portion of its total assets in rated and unrated debt securities such as bonds, notes and debentures. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest.

    The Templeton investment philosophy is 'bottom up,' value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of a company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

    Temporary Investments. The manager may take a temporary defensive position when it believes the securities trading markets or the economies of countries where the fund invests are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in developing market companies' equity securities.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units may fluctuate and therefore the Public Offering Price and Redemption Price per Unit may be more or less than the price paid by the investor.

    The value of the Treasury Obligations will fluctuate inversely with changes in interest rates and the value of fund shares will vary as the value of the underlying portfolio securities of the fund increases or decreases. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See 'The Trust--Stripped U.S. Treasury Obligations.'

    While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stock prices are considered 'cheap' relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

    Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

    Foreign Securities. Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in depositary receipts also involve some or all of the following risks.

    Country. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

    The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of
                                      A-ii
exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks.

    Developing or Emerging Markets. The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets. Some of the additional significant risks include:

    - Political and social uncertainty (for example, regional conflicts and risk of war)

    - Currency exchange rate volatility

    - Pervasiveness of corruption and crime

    - Delays in settling portfolio transactions

    - Risk of loss arising out of the system of share registration and custody

    - Markets that are comparatively smaller and less liquid than developed markets. While sort-term volatility in these markets can be disconcerting, declines of more than 50% are not unusual

    - Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States

    - Currency and capital controls

    All of these factors make developing market equity securities' prices generally more volatile than equity securities of companies in developed markets.

    Company. Foreign companies are not subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

    Currency. Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

    Euro. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries.

    Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

    Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

    Illiquid Securities. The fund may invest up to 10% of its total assets in restricted securities and securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

    Interest Rate. When interest rates rise, debt security prices fall. The opposite is also true; debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

    Credit. There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

    Year 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

    The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may be more susceptible to Year 2000 risks and may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

    If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the fund's performance.

    Although the Trust is structured to return to an initial Unit Holder his purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the mandatory termination date of the Trust, an investor will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on such accrual. An investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $20.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, an investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units.

Distributions

    Distributions, if any, of dividends, 12b-1 fee amounts received by the Trust from the Sponsor in respect of fund shares (net of Trust expenses), distributions of any net capital gains received in respect of fund shares and proceeds of the sale of fund shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. No distribution will be made if the amount available for distribution is less than $2.50 per 100 Units (see 'Rights of Unit Holders--Distributions'). Alternatively, Unit Holders may have their distributions reinvested (see 'Reinvestment of Trust Distributions'). Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made (see 'Tax Status of the Trust'). Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder, his pro rata share of such Trust's net assets including the proceeds of fund shares sold unless a Unit Holder elects to receive fund shares pursuant to an 'in kind' distribution of the number of fund shares attributable to his Units, in the manner set forth under 'Amendment and Termination of the Indenture--Termination' herein. Upon termination, a Unit Holder may invest the proceeds from the Treasury Obligations in fund shares at such shares' net asset value.

Public Offering Price

    The Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of fund shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price. The sales charge is reduced on a graduated scale for sales involving at least 1,667 Units (see 'Public Offering of Units--Volume Discount'). The minimum purchase is 100 Units except the minimum purchase is 25 Units in the case of Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

Secondary Market

    The Sponsor, although not obligated to do so, presently intends to maintain a secondary market to repurchase the Units based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the fund shares (excluding any sales charge on fund shares). If such market is not maintained, a Unit Holder will be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the fund shares (see 'Rights of Unit Holders--Redemption' herein). Market conditions may cause such prices to be greater or less than the amount paid for Units and may result in a loss to a Unit Holder upon the disposition of a Unit.

Special Risk Considerations

    An investment in Units of the Trust should be made with an understanding of the risks entailed in an investment in (i) the stripped United States Treasury issued notes or bonds bearing no current interest (see 'The Trust--Stripped U.S. Treasury Obligations' on page B-2) and (ii) a mutual fund which invests in the type of securities in which the fund invests (see 'The Trust--Fund Risk Factors' in Part B of this Prospectus). The Trust's objectives are to attempt to obtain safety of capital through investment in the stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through an investment in fund shares. The Trust is 'concentrated' in fund shares so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the fund itself. Additionally, changes in the price of the Treasury Obligations and changes in the net asset value of the fund shares will affect the price of the Trust's Units.

Portfolio Summary

    $11,200,000 face amount of Treasury Obligations maturing on November 15, 2007 and 277,200 fund shares were held in the Trust on July 1, 1999. The Treasury Obligations and the fund shares represented 63.2% and 36.8%, respectively, of the total of the aggregate bid side evaluation of Treasury Obligations in the Trust and the aggregate value of fund shares on July 1, 1999.

                        SUMMARY OF ESSENTIAL INFORMATION
                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 7
                               As of July 1, 1999

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS DEPOSITED.................................   $11,200,000.00
AGGREGATE NUMBER OF FUND SHARES DEPOSITED..................................................          277,200
NUMBER OF UNITS............................................................................          560,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................      1/560,000th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Treasury Obligations in the Trust.......................   $ 6,802,544.00
  Aggregate value of fund shares(2)........................................................     3,958,416.00
  Cash value...............................................................................       (26,629.34)
  Total....................................................................................    10,734,330.66
  Divided by 560,000 Units.................................................................           19.168
  Plus sales charge of 5.25% of Public Offering (5.54% of net amount invested)(4)..........            1.062
  Public Offering Price per Unit(3)........................................................           20.230
REDEMPTION AND SPONSOR'S REPURCHASE PRICE PER UNIT
  (based on bid side evaluation of underlying Treasury Obligations and net asset value of
  the fund shares, $1.062 less than Public Offering Price per Unit)........................   $       19.168
QUARTERLY RECORD DATES: February 1, May 1, August 1 and November 1.
QUARTERLY DISTRIBUTION DATES: February 15, May 15, August 15 and November 15.
TRUSTEE'S ANNUAL FEE(5) (including estimated expenses and Evaluator's fee): $1.93 per 100
  Units outstanding.
EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00
EVALUATION TIME: 4:00 P.M. New York Time (i.e., the close of regular trading on the New
  York Stock Exchange)
MANDATORY TERMINATION DATE: November 15, 2007
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of Trust assets at any time is less than $13,800,000.
DATE OF DEPOSIT: April 20, 1994(1)

------------
    (1) The Date of Deposit. The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

    (2) Calculated by multiplying aggregate number of fund shares by the current net asset value per share (excluding any sales load on the fund shares).

    (3) This Public Offering Price is computed as of the July 1, 1999 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.

    (4) Certain transactions are entitled to a reduced sales charge. (See 'Public Offering of Units--Volume Discount.')

    (5) Based on Trust size of 1,000,000 or fewer Units.
------------

    For an explanation of the management fees paid by the fund, (as of December 31, 1998, 1.25% of fund average net assets) see page B-11.

<AUDIT-REPORT>

                         INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

We have audited the statement of financial condition and schedule of portfolio securities of the Government Securities Equity Trust Series 7 as of March 31, 1999, and the related statements of operations and changes in net assets for the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of the securities owned as of March 31, 1999 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Government Securities Equity Trust Series 7 as of March 31, 1999, and the results of its operations and the changes in its net assets for the three years in the period then ended in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP


July 15, 1999
New York, New York
</AUDIT-REPORT>

                              STATEMENT OF FINANCIAL CONDITION

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                                      March 31, 1999

                                      TRUST PROPERTY

Investments in securities at market value (amortized cost $10,813,771 including accreted interest of $1,951,296) (Note (a) and Schedule of
  Portfolio Securities Notes (4) and (5))                                  $11,192,240

Other Receivable                                                                12,513

           Total                                                            11,204,753


                                 LIABILITIES AND NET ASSETS

Less Liabilities:

   Advance from Trustee                                                         18,524

   Accrued Trust fees and expenses                                               5,072

           Total liabilities                                                    23,596


Net Assets:

   Balance applicable to 620,000 Units of fractional undivided interest issued and outstanding (Note (c)):

      Capital plus net unrealized market appreciation
        of $378,469                                           $11,192,240

      Excess distribution of principal and net
        investment income (Note (b))                              (11,083)


            Net assets                                                     $11,181,157

Net asset value per Unit ($11,181,157 divided by 620,000 Units)             $  18.0341

                             See notes to financial statements

                                            A-2

                                  STATEMENTS OF OPERATIONS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 7
                                                      For the years ended March 31,
                                                      1999         1998        1997
Investment Income:

   Interest                                          $510,764    $ 620,120  $  740,139

   Dividends                                           43,758       89,681     111,969

   Other Income                                        11,853       14,405      22,282

            Total income                              566,375      724,206     874,390

Less Expenses:

   Trust fees and expenses                             16,970       18,638      20,985

           Total expenses                              16,970       18,638      20,985

           Investment income - net                    549,405      705,568     853,405

Net (loss) gain on investments:

   Realized gain on securities sold or redeemed       107,328      455,434     462,747

   Long-term capital gain distributions received         -         351,308     177,705

   Net unrealized market (depreciation) appre-
     ciation                                         (763,271)   (564,592)     431,488

           Net (loss) gain on investments            (655,943)     242,150   1,071,940

Net (decrease) increase in net assets resulting
  from operations                                   $(106,538)   $ 947,718  $1,925,345

                             See notes to financial statements

                                            A-3

                            STATEMENTS OF CHANGES IN NET ASSETS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 7
                                                     For the years ended March 31,
                                                   1999          1998         1997
Operations:

   Investment income - net                      $   549,405   $   705,568   $  853,405

   Realized gain on securities sold or
     redeemed                                       107,328       455,434      462,747

   Long-term capital gain distributions
     received                                          -          351,308      177,705

   Net unrealized market (depreciation)
     appreciation                                  (763,271)     (564,592)     431,488

           Net (decrease) increase in net
             assets resulting from operations      (106,538)      947,718    1,925,345


Less Distributions to Unit Holders:

   Principal                                           -      (355,907)       (255,995)

   Investment income - net                         (61,304)       (83,081)    (276,533)

           Total distributions                      (61,304)     (438,988)    (532,528)


Capital Share Transactions:

   Creation of 40,000 additional Units                 -            -          664,592

   Redemption of 180,000 Units, 220,000
     Units and 420,000 Units, respectively       (3,205,493)   (4,087,417)  (7,055,363)

   Income on redemption                                  93        (3,183)      (3,837)

           Total capital share transactions      (3,205,400)  (4,090,600)  (6,394,608)

Net decrease in net assets                       (3,373,242)   (3,581,870)  (5,001,791)

Net assets:

   Beginning of year                             14,554,399    18,136,269   23,138,060

   End of year (including excess distribution
     of principal and net investment income
     of $11,083, and undistributed principal
     and net investment income of  $38,631
     and $62,787, respectively)                 $11,181,157   $14,554,399  $18,136,269

                             See notes to financial statements

                                            A-4

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                               March 31, 1999

(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1)  Basis of Presentation

     The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2)  Investments

     Investments are stated at market value as determined by the Evaluator based on the bid side evaluations of the Zero Coupon Treasury Obligations, and by calculations based on the net asset value per share of the Fund, on the last day of trading during the period. The value on the date of initial deposit (April 20, 1994) represents the cost of investments to the Trust based on the offering side evaluations and the net asset value per share, of the Treasury Obligations and Fund Shares, respectively, as of the close of business on the date of initial deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations and the net asset value per share, respectively, at the date of purchase. The difference between the initial cost and face amount of the Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3)  Income Taxes

     As a Unit Investment Trust, the Trust is organized as a Grantor Trust and is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.
                                   A-5

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                               March 31, 1999

(4)  Expenses

     The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in this
Prospectus.

(b)  DISTRIBUTIONS

     Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of Fund
Shares will be made at least annually to Unit Holders of record. Income from the amortization of original issue discount on the Zero Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment 0and Termination of the Trust - Termination" herein.

(c)  COST TO INVESTORS

     The cost to investors represents the aggregate initial public offering price as of the respective dates of deposit exclusive of accrued interest.

     A reconciliation of the cost of Units to investors to the net amount applicable to investors as of March 31, 1999 follows:

        Cost to investors                                        $26,550,721
        Less:  Gross underwriting commissions (sales charge)      1,324,383
        Net cost to investors                                     25,226,338
        Cost of securities sold                                 (18,184,572)
        Net unrealized market appreciation                           378,469
        Accumulated interest accretion                             3,772,005
        Net amount applicable to investors                       $11,192,240

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                               March 31, 1999

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during each year:

                                               For the years ended March 31,
                                                 1999       1998        1997
       Principal distributions during year      $   -     $  .4044    $ .2116

       Net investment income distributions
          during year                           $  .0872  $  .0944    $ .2134

       Net asset value at end of year           $18.0341  $18.1930   $17.7807

       Trust Units outstanding at end of
          year                                   620,000   800,000  1,020,000


                       SCHEDULE OF PORTFOLIO SECURITIES

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                               March 31, 1999
Port-
folio            Name of Issuer/Title of                  Face Amount/           Market
 No.             Portfolio Security <F1>                Number of Shares      Value <F4><F5>
  1.   Stripped United States Treasury
        Obligations maturing on November 15, 2007 <F2>     $12,400,000         $ 7,754,960

  2.   Shares of the Templeton Developing Markets
        Trust ($11.20 per Fund Share) <F3>                     306,900           3,437,280

                                                                               $11,192,240

                           See notes to schedule of portfolio securities


                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

              GOVERNMENT SECURITIES EQUITY TRUST SERIES 7

                             March 31, 1999

<F1> None of the Securities is redeemable by operation of optional call provisions.

<F2> The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such Securities are often referred to as zero coupon securities). Over the life of the Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligation maturity amount thereof.

<F3> The Fund's manager is Templeton Asset Management Ltd. - Hong Kong branch.

<F4> The market value of the Treasury Obligations as of March 31, 1999 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date. The market value of the Fund Shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

<F5> At March 31, 1999 the net unrealized market appreciation of
Securities was comprised of the following:

       Gross unrealized market appreciation       $1,188,558

       Gross unrealized market depreciation         (810,089)

       Net unrealized market appreciation         $  378,469

     The amortized cost of the Securities for Federal income tax purposes was $10,813,771 at March 31, 1999.

                       GOVERNMENT SECURITIES EQUITY TRUST
                                    SERIES 7

                                   THE TRUST

    The Government Securities Equity Trust Series 7 (the 'Trust' or 'GSET' as the context requires) was created under the laws of the State of New York, pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the 'Indenture')* among Prudential Securities Incorporated (the 'Sponsor'), United States Trust Company of New York (the 'predecessor-trustee') and Kenny Information Systems, Inc. (the 'Evaluator'). The Chase Manhattan Bank is the Trustee (the 'Trustee') of the Trust. The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest (the 'Treasury Obligations') and to attempt to provide for capital appreciation through investment in Class A shares ('fund shares') of Templeton Developing Markets Trust (the 'fund'), an open-end, diversified, registered management investment company (the Treasury Obligations and fund shares hereinafter, collectively, referred to as 'Securities'). The fund's investment goal is long-term capital appreciation. The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. There is of course no guarantee that the Trust's objectives will be achieved.

Trust Formation

    The Sponsor deposited with the Trustee the underlying Securities or confirmations of contracts for the purchase of such Securities at prices equal to the evaluation of the Treasury Obligations on the offering side of the market on the date of deposit as determined by the Evaluator and the net asset value of the fund shares (see 'Schedule of Portfolio Securities'). The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the 'Certificates') representing the units (the 'Units') comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the public. The holders of Units (the 'Unit Holder' or 'Unit Holders' as the context requires) will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Treasury Obligations as determined by the Evaluator and the net asset value of the fund shares (the 'Redemption Price'), if the Units cannot be sold in the secondary market which the Sponsor, although not obligated to, presently intends to maintain. The Trust has a mandatory termination date set forth under 'Summary of Essential Information,' but may be terminated prior thereto upon the occurrence of certain events (see 'Amendment and Termination of the Indenture--Termination'), including a reduction in the value of the Trust below the value set forth under 'Summary of Essential Information.'

    On a recent date, each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under 'Summary of Essential Information.' The Trust Portfolio has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $20.00 even if the value of the fund shares were to decline to zero. Of course, whether or not a Unit Holder makes a profit or suffers a loss depends on whether his purchase price was less than or exceeded $20.00 per Unit. A Unit Holder selling his Units prior to the Mandatory Termination Date may suffer a loss to the extent the sale price of his Units is less than the purchase price. Because certain of the Securities from time to time may be sold under circumstances described herein and because additional Securities may be deposited into the Trust from time to time, the Trust is not expected to retain its present size and composition. If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Neither the Sponsor nor any affiliate of the Sponsor will be liable in any way for any default, failure or defect in any Securities.

------------
* Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the prices and yields of such securities and (ii) the maturities of such securities. In selecting the fund shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the historical performance of the fund and (ii) the nature of the underlying fund portfolio.

    The Trust consists of such of the Securities listed under 'Schedule of Portfolio Securities' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see 'Tax Status of the Trust').

    The following disclosure concerning the fund and its affiliates has been provided by Franklin Templeton Distributors, Inc. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information.

Templeton Developing Markets Trust

    The portfolio of the Trust also contains Class A shares (the 'fund shares') of the Templeton Developing Markets Trust (the 'fund'). On December 31, 1998, the net assets of the fund were approximately $2,172,954,000. The fund has retained an investment manager, Templeton Asset Management Ltd. - Hong Kong Branch ('Asset Management Hong Kong').

    The investment goal of the fund is long-term capital appreciation. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund tries to achieve its investment goal by investing primarily in the equity securities of developing or emerging market issuers.

    Additionally, the fund may invest in debt securities, which represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. The fund may invest up to 35% of its total assets in debt securities which are rated C or better by Moody's or S&P or unrated debt which it determines to be of comparable quality. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities. The fund may also invest in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

    With respect to 75% of its total assets, the fund may invest up to 5% of its total assets in securities issued by any one company or foreign government; however, it may invest any amount of its assets in U.S. government securities. The fund may invest in any industry although it will not invest more than 25% of its total assets in any one industry. Additionally, the fund may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements with more than seven days to maturity, and over-the-counter options bought by the fund.

    The fund may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in international securities. The fund is designed primarily for capital appreciation. Providing current income is not an objective of the fund. Any income produced is expected to be minimal. An investor should not consider a purchase of fund shares as equivalent to a complete investment program.

    The Chase Manhattan Bank, is the custodian of the fund's assets. Franklin Templeton Investor Services, Inc. serves as the fund's dividend disbursing and transfer agent. Franklin Templeton Services, Inc. performs certain administrative functions for the fund. The fund's prospectus is available upon request.

                              FINANCIAL HIGHLIGHTS
           (for a share outstanding throughout the periods indicated)

    Shown below for the periods indicated are per share income and capital changes for a fund share outstanding throughout the periods indicated ('per share information').

                                                                                  Year ended
                                                                                 December 31,
                                             -------------------------------------------------------------------------------------
                                                1998           1997           1996           1995           1994           1993
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period.....    $    12.94     $    15.40     $    13.01     $    13.42     $    15.27     $     8.86
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
 Net investment income...................           .17            .16            .16            .21            .14           0.04
 Net realized and unrealized gain
 (loss)..................................         (2.57)         (1.62)          2.75           (.18)         (1.44)          6.55
                                             ----------     ----------     ----------     ----------     ----------     ----------
   Total from investment operations......         (2.40)         (1.46)          2.91            .03          (1.30)          6.59
                                             ----------     ----------     ----------     ----------     ----------     ----------
Distributions:
 Dividends from net investment income....          (.19)          (.16)          (.17)          (.20)          (.12)         (0.05)
 Amount in excess of net investment
   income................................            --             --           (.01)            --
 Distributions from net realized gains...          (.05)          (.53)          (.34)          (.24)          (.43)         (0.13)
 Amount in excess of net realized
 gains...................................            --           (.31)            --             --             --             --
 Distributions from other sources........            --             --             --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------
   Total distributions...................          (.24)         (1.00)          (.52)          (.44)          (.55)         (0.18)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Change in net asset value for period.....            --             --           2.39           (.41)         (1.85)          6.41
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........    $    10.30     $    12.94     $    15.40     $    13.01     $    13.42     $    15.27
                                             ----------     ----------     ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------     ----------     ----------
Total Return*............................        (18.72)%        (9.41)%        22.51%           .36%         (8.64)%        74.50%
Ratios/supplemental data
Net assets, end of period (000)..........    $2,172,954     $3,444,029     $3,308,753     $2,147,664     $2,009,154     $1,396,392
Ratio of expenses to average net
 assets..................................          2.11%          1.96%          2.03%          2.10%          2.11%          2.20%
Ratio of expenses, including payments to
 affiliate, to average net assets........          2.11%          1.96%          2.03%          2.10%          2.11%          2.20%
Ratio of net investment income to average
 net assets..............................          1.40%          0.99%          1.16%          1.66%          1.08%          0.57%
Portfolio turnover rate..................         37.51%         30.06%         12.47%          9.76%         18.57%         16.01%

                                                           October 17,
                                                              1991
                                                          (commencement
                                                         of operations)
                                                        to December 31,
                                             1992             1991
                                           --------     -----------------
Net asset value, beginning of period.....  $  10.02          $ 10.00
                                           --------          -------
Income from investment operations:
 Net investment income...................      0.08             0.01
 Net realized and unrealized gain
 (loss)..................................     (1.06)            0.03
                                           --------          -------
   Total from investment operations......     (0.98)            0.04
                                           --------          -------
Distributions:
 Dividends from net investment income....     (0.07)           (0.01)
 Amount in excess of net investment
   income................................
 Distributions from net realized gains...     (0.11)              --
 Amount in excess of net realized
 gains...................................        --               --
 Distributions from other sources........        --            (0.01)
                                           --------
   Total distributions...................     (0.18)           (0.02)
                                           --------          -------
Change in net asset value for period.....     (1.16)            0.02
                                           --------          -------
Net asset value, end of period...........  $   8.86          $ 10.02
                                           --------          -------
                                           --------          -------
Total Return*............................     (9.75)%           0.40%**
Ratios/supplemental data
Net assets, end of period (000)..........  $180,189          $23,744
Ratio of expenses to average net
 assets..................................      2.52%            3.78%**
Ratio of expenses, including payments to
 affiliate, to average net assets........      2.25%            2.25%**
Ratio of net investment income to average
 net assets..............................      1.30%            0.86%**
Portfolio turnover rate..................     21.98%              --

---------------
      * Total return does not reflect sales commissions. Not annualized for periods less than one year.
     ** Annualized.

Goal and Strategies

       General. The fund may invest up to 100% of its total assets in developing or emerging markets, including up to 5% of its total assets in Russian securities. With respect to 75% of its total assets, the fund may invest up to 5% of its total assets in securities issued by any one company or foreign government. The fund may invest any amount of its assets in U.S. government securities. The fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. For hedging purposes only, the fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of those instruments. The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers.

    Equity Securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks which are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

    Depositary Receipts. Depositary receipts are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, 'ADRs'); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, 'GDRs' or European Depositary Receipts, 'EDRs').

    Debt Securities. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

    The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value.

    The fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The fund may invest up to 35% of its total assets in debt securities which are rated C or better by Moody's Investors Services, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated debt which it determines to be of comparable quality. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's).

    The fund may, from time to time purchase defaulted debt securities if, in the opinion of the manager, the issuer may resume interest payments in the near future. As a fundamental policy, the fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

    Borrowing. The fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

    Loans of portfolio securities. To generate additional income, the fund may lend to qualified securities dealers or other institutional investors portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss or rights in collateral should the borrower fail.

    Options on securities or indices. Although the fund has the authority to write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets, it presently has no intention of entering into such transactions.

    An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

    The fund will limit the sale of options on its securities to 15% or less of its total net assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

    The fund may write a call or put option to generate income only if the option is 'covered.' A call option on a security written by the fund is 'covered' if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also 'covered' if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security written by the fund is 'covered' if the fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    The fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

    The fund will receive a premium from writing a put or call option, which increases the fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the fund's investments. By writing a put option, the fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

    The fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the fund's investments does not decline as anticipated, or if the value of the option does not increase, the fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the fund's security holdings being hedged.

    The fund may purchase call options on individual securities to hedge against an increase in the price of securities that the fund anticipates purchasing in the future. Similarly, the fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

    There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the fund may experience losses in some cases as a result of such inability.

    Forward currency hedging transactions. To help protect its portfolio against adverse changes in foreign currency exchange rates, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year). The fund may only commit up to 20% of its total assets to these contracts; and (3) buy and sell put and call options on foreign currencies. The fund may also conduct its foreign currency exchange transactions on a spot (ie., cash) basis at the spot rate prevailing in the foreign currency exchange market.

    The fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the fund's forward foreign currency transactions an amount of the fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. In addition, when the fund sells a forward contract, it will cover its obligation under the contract by segregating cash, cash equivalents or high quality debt securities, or by owning securities denominated in the corresponding currency and with a market value equal to or greater than the fund's obligation. Assets used as cover for forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission, it may in the future assert authority to regulate forward contracts. In such event, the fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the fund than if it had not engaged in such contracts.

    The fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the fund will be traded on U.S. and foreign exchanges or over-the-counter.

    The fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ('foreign currency futures'). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the fund's portfolio securities or adversely affect the prices of securities that the fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

    Closed-End Investment Companies. To encourage indirect foreign investment in their capital markets, some countries, including South Korea, Chile and India, have permitted the creation of closed-end investment companies. The fund may invest up to 10% of its total assets in securities of these companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

    Structured Investments. Included among the issuers of debt securities in which the fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ('structured investments') backed by, or representing interests in, the underlying instruments. The cash flows on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flows on the underlying instruments. Because structured investments of the type in which the fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

    The fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of the limitations placed on the extent of the fund's assets that may be used for borrowing activities.

    Certain issuers of structured investments may be deemed to be 'investment companies' as defined in the 1940 Act. As a result, a fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the fund's restrictions on investments in illiquid securities.

    Futures Contracts. Although the fund has the authority to buy and sell financial futures contracts, it presently has no intention of entering into such transactions. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

    The fund may also buy and sell index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

    The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. In addition, the value of the securities on which the futures contracts are based will not exceed 25% of the fund's total assets.

    At the time the fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the futures contract will be deposited in a segregated account with the fund's custodian. When writing a futures contract, the fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the fund to purchase the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

    Repurchase agreements. The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the board of trustees, i.e., banks or broker-dealers which have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

    Temporary Investments. When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

    Under such circumstances, the fund may invest up to 100% of its assets in money market securities denominated in the currency of any nation. These may include:

    - short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;

    - finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined to be of comparable quality;

    - bank obligations (including CDs, time deposits and bankers' acceptances); and

    - repurchase agreements with banks and broker-dealers.

    Investment restrictions. The fund has adopted the following investment restrictions as fundamental policies. This means the approval by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

    In accordance with these Restrictions, the fund will not:

         1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except futures contracts as described above); or invest in other open-end investment companies except as permitted by the 1940 Act. As a non-fundamental policy, the fund will not invest more than 10% of its assets in real estate investment trusts. In addition, the fund has undertaken that (1) the fund will invest in other open-end investment companies only (a) for short-term investment of cash balances in money market funds, or (b) for investment in securities in the portfolios of such other open-end investment companies, direct investment in which is unavailable to the fund; and (2) the fund will not pay an investment management fee with respect to any portion of its portfolio comprising shares of other open-end investment companies.

         2. Purchase or retain securities of any company in which trustees or officers of the fund or of the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, as to 75% of the fund's total assets (i) more than 5% of the fund's total assets would be invested in securities of any single issuer, or (ii) the fund would then own more than 10% of the voting securities of any single issuer. As a non-fundamental policy, the fund will not invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities except as set forth in investment restriction 6 below; or purchase on margin or sell short (but the fund may make margin payments in connection with options on securities or securities indices, foreign currencies, futures contracts and related options, and forward contracts and related options).

         5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the fund may enter into repurchase agreements and lend its portfolio securities.

         6. Borrow money, except that the fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets.

         7. Invest more than 5% of the value of the fund's total assets in securities of issuers, including their predecessors, which have been in continuous operation less than three years.

         8. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction.

         9. Invest more than 25% of the fund's total assets in a single industry.

        10. Participate on a joint or a joint and several basis in any trading account in securities except as permitted by the 1940 Act.

        11. Invest more than 15% of the fund's total assets in securities of foreign issuers that are not listed on a recognized United States or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by the fund. Assets used as cover for over-the-counter options written by the fund are considered not readily marketable.

        The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

        If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell the investment as soon as practicable while maximizing the return to its shareholders.

        If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

        If the fund receives from an issuer of securities held by the fund subscription rights to purchase securities of that issuer, and if the fund exercises such subscription rights at a time when the fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in investment restrictions 3 or 9 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights. The fund may borrow up to 5% of the value of its total assets to meet redemptions and for other temporary purposes.

Net Asset Value of the Fund Shares

    The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager. The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day.

Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the fund's NAV is not calculated. Thus, the calculation of the fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

    Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

    Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Fund's Management

    The Board. The fund's board of trustees oversees the management of the fund and elects is officers. The officers are responsible for administering the fund's day-to-day operations. The fund's board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

    Investment Manager. Asset Management Hong Kong manages the fund's assets and makes its investment decisions. Asset Management Hong Kong also performs similar services for other funds. It is wholly owned by Franklin Resources, Inc. ('Resources'), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Asset Management Hong Kong and its affiliates manage over $227 billion in assets. The Templeton organization has been investing globally since 1940. Asset Management Hong Kong and its affiliates have offices in Argentina, Australia, Bahamas, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Turkey, United Kingdom and the U.S.

    Portfolio Management. The fund's lead portfolio manager is Dr. J. Mark Mobius, Managing Director of Templeton Asset Management Ltd. Dr. Mobius has been a manager of the fund since 1991. He joined the Franklin Templeton Group in 1987.

    The following individuals have secondary portfolio management responsibilities. Tom Wu, Director of Templeton Asset Management Ltd. and H. Allan Lam, Portfolio Manager of Templeton Asset Management Ltd. Mr. Wu has been a manager of the fund since 1991. He joined the Franklin Templeton Group in 1987. Mr. Lam has been a manager of the fund since 1991. He joined the Franklin Templeton Group in 1987.

    Management Fees. During the fiscal year ended December 31, 1998, management fees totaling 1.25% of the average daily net assets of the fund were paid to Asset Management Hong Kong. Total expenses, including fees paid to Asset Management Hong Kong, were 2.11% for Class A fund shares.

    Portfolio Transactions. Asset Management Hong Kong tries to obtain the best execution on all transactions. If Asset Management Hong Kong believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer.

    Administrative Services. Franklin Templeton Services, Inc. ('FT Services') provides certain administrative services and facilities for the fund. During the fiscal year ended December 31, 1998, administration fees totaling 0.09% of the average daily net assets of the fund were paid to FT Services. These fees are included in the amount of total expenses shown above.

The Fund's Plan of Distribution

    The fund, pursuant to Rule 12b-1 under the 1940 Act, has adopted a Distribution Plan (the 'Plan') with respect to the fund shares. Under the plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell fund shares. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

    The distribution and service (12b-1) fees charged to each class of shares of the fund are based only on the fees attributable to that particular class.

    Payment by the fund under the Class A plan may not exceed 0.35% per year of Class A's average daily net assets, payable quarterly. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

    In no event shall the aggregate asset-backed sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

    The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of Class A. Distributors or any dealer or other firm also may terminate their respective distribution or service agreement at any time upon written notice.

    The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of Class A, and all material amendments to the plan or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment. Distributors are required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plan should be continued.

    For the fiscal year ended December 31, 1998, Distributors' eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans and the amounts the fund paid Distributors under the plans were:

                                                  Distributors' Eligible       Amount Paid
                                                       Expenses ($)          by the Fund ($)
                                                  ----------------------     ---------------
                        Class A                         10,947,307              9,279,496

Pursuant to an exemptive order issued by the Securities and Exchange Commission the Sponsor has agreed to pay to the Trust the 12b-1 fees it receives from Templeton Distributor with respect to the fund shares held by the Trust. Fund shares held directly by an investor (other than the Trust) including fund shares purchased pursuant to 'Reinvestment of Trust Distributions' will, however, be subject to 12b-1 fees (see 'Reinvestment of Trust Distributions').

Risk of Investment in Units

    The Securities and Exchange Commission has issued an exemptive order pursuant to which fund shares will be deposited by the Sponsor in the Trust. In the application for such order, the Sponsor has agreed to take certain steps to ensure that the Trust's investment in fund shares is equitable to all parties and particularly that the interests of the Unit Holders are protected. Accordingly, any sales charges which would otherwise be applicable will be waived on fund shares sold to the Trust, since the Sponsor is receiving the sales charge on all Units sold. In addition, the Indenture requires the

Trustee to vote all fund shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of fund shares not held by the Trust.

    The fund's shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting the securities in which the fund is invested and the success of the fund's management in anticipating or taking advantage of such opportunities as may occur. In addition, in the event of the inability of the manager to act and/or claims or actions against the fund by regulatory agencies or other persons or entities, the value of the fund shares may decline, thereby causing a decline in the value of Units. Termination of the fund prior to the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Prior to a purchase of Units, investors should determine that the aforementioned risks and the other risks described elsewhere in this prospectus are consistent with their investment objectives.

Fund Risk Factors

    Foreign Securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

    Developing or emerging markets. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

    In addition, many countries in which the fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

    Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to fund shareholders.

    Russian securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by the fund due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia; (o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

    There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the fund to lose its registration through fraud, negligence or even mere oversight. While the fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called 'financial-industrial groups' have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the fund from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by the fund if a potential purchaser is deemed unsuitable, which may expose the fund to potential loss on the investment.

    Currency. The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign tax on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.

    The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

    Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Through the fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the fund's investments.

    The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

    Euro. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

    Interest rate. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

    Low-Rated Securities. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid.

    Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

    Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

    Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

    The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

    Derivative Securities. The fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures and related options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or related options and movements in the prices of the securities being hedged. Successful use of futures and related options by the fund for hedging purposes also depends upon the manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

    The net asset value of the fund's shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price paid therefor by the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of fund shares. However, the Sponsor believes that, upon termination of the Trust on the mandatory termination date, even if the fund shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $20.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net aggregate value of the Trust is less than 40% of the aggregate maturity values of the Treasury Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see 'Amendment and Termination--Termination'). Early termination of the Trust may have important consequences to the Unit Holder; for example, to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less than anticipated, and may result in a loss to a Unit Holder.

    In the event of the early termination of the Trust, the Trustee will cause the fund shares to be sold and the proceeds thereof distributed to the Unit Holders in proportion to their respective interests therein, unless a Unit Holder elects to receive fund shares 'in kind' (see 'Amendment and Termination of the Indenture--Termination'). Proceeds from the sale of the Treasury Obligations will be paid in cash.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit Holder's investment but may dispose of Securities only under limited circumstances (see 'Sponsor--Responsibility').

    To the best of the Sponsor's knowledge there was no litigation pending as of the Date of Deposit in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the Date of Deposit, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On the Date of Deposit, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under 'Summary of Essential Information.' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see 'Rights of Unit Holders--Redemption' and 'Amendment and Termination of the Indenture--Termination').

                            TAX STATUS OF THE TRUST

    In the opinion of Messrs. Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

        The Trust is not an association taxable as a corporation for United States federal income tax purposes and income of the Trust will be treated as income of the Unit Holders in the manner set forth below. Each Unit Holder will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the 'Code').

        Each Unit Holder will be required to include in his gross income, as determined for federal income tax purposes, original issue discount with respect to his pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though the Unit Holder were the direct owner of such pro rata portion. Each Unit Holder will be considered to have received the distributions paid on his pro rata portion of the fund shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. An individual Unit Holder who itemizes deductions will be entitled to an itemized deduction for his pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by the Unit Holder, but only to the extent that this amount together with the Unit Holder's other miscellaneous deductions exceeds 2% of his adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor.

        Each Unit Holder will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells his Units. The total tax cost of each Unit to a Unit Holder must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date the Unit Holder purchases his Units.

    The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in the Unit Holder's gross income as determined for federal income tax purposes.

    The amount of gain recognized by a Unit Holder on a disposition of fund shares or Treasury Obligations by the Trust will be equal to the difference between such Unit Holder's pro rata portion of the gross proceeds realized by the Trust on the disposition and the Unit Holder's tax basis in his pro rata portion of the fund shares or Treasury Obligations disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss, except that gain or loss recognized by a financial institution with respect to a Treasury Obligation or by a dealer with respect to fund shares or Treasury Obligations will be ordinary income or loss. Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be long-term capital gain or loss if the Unit Holder has held his Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of a Unit Holder's interest with respect to fund shares held in the Trust will be treated as a long-term capital loss to the extent of any long-term capital gains derived by the Unit Holder from such interest if the Unit Holder has held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Capital gain of individuals, estates and trusts from Securities held for more than 1 year is generally subject to a maximum nominal tax rate of 20%. Net capital gain may result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If the Unit Holder sells or redeems a Unit for cash he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between his per Unit tax basis for such assets, as described above, and the amount realized.

    Each Unit Holder's interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for federal income tax purposes and will be equal to the excess of the maturity value of the Unit Holder's interest in the Treasury Obligation over its cost to the Unit Holder. A Unit Holder will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year.

    A Unit Holder who is neither a citizen nor a resident of the United States and is not a United States domestic corporation (a 'foreign Unit Holder') will not generally be subject to United States federal income taxes, including withholding taxes, on his pro rata share of the original issue discount on the Treasury Obligations held in the Trust, any gain from the sale or other disposition of his, her or its pro rata interest in a Treasury Obligation or fund share held in the Trust, any undistributed gain retained by the fund and designated by the fund to be taken into account by its shareholders or any capital gain dividend received by the Trust from the fund, which original issue discount is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States and which gain is either
(I) not from sources within the United States or (II) not so effectively connected, provided that:

        (a) with respect to original issue discount (i) the Treasury Obligations are in registered form and were issued after July 18, 1984, and (ii) the foreign Unit Holder is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to The Prudential Insurance Company of America;

        (b) with respect to any U.S.-source capital gain, the foreign Unit Holder (if an individual) is not present in the United States for 183 days or more during his or her taxable year in which the gain was realized and so certifies; and

        (c) the foreign Unit Holder provides the required certifications regarding (i) his, her or its status, (ii) in the case of U.S.-source income, the fact that the original issue discount or gain is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States, and (iii) if determined to be required, the controlled foreign corporation matter mentioned in clause (a)(ii) above.

    Fund distributions paid to foreign Unit Holders either directly or through the Trust and not constituting income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the fund distribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

    Each Unit Holder (other than a foreign Unit Holder who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unit Holder's taxpayer identification number to the Trustee and to certify that the Unit Holder has not been notified that payments to the Unit Holder are subject to back-up withholding. If the taxpayer identification number and an appropriate certification are not provided as required, a 31% back-up withholding will apply.

    The fund has elected to qualify for and intends to remain qualified for the special tax treatment afforded regulated investment companies under the Code and to meet applicable requirements with respect to its gross income, diversification of holdings and distributions so that the fund (but not the Trust Unit Holders) will be relieved of federal income tax on the amounts distributed by the fund to the Trust. Such distributions may include taxable net investment income, net capital gain and the unreinvested proceeds of sales of securities held by the fund. It is also possible for the fund to retain net capital gains for investment, in which event the fund will be subject to federal income tax on the retained amount; but may, as a regulated investment company, designate the retained amount as undistributed capital gains in a notice to those persons who were its shareholders (including the Trust and thus its Unit Holders) at the close of the fund's taxable year.

    If the fund were to so retain any net capital gains for investment, its shareholders (including Trust Unit Holders) (a) would be required to include in gross income for tax purposes, as long-term capital gains, their proportionate shares of the undistributed net capital gain of the fund, and (b) would be deemed to have paid their proportionate shares of the tax paid by the fund on the undistributed net capital gain so that the amount of tax deemed paid by each such shareholder would be credited against the shareholder's United States federal income tax liability and a refund could be claimed to the extent that credits exceeded such liability. For United States federal income tax purposes, the basis of shares of the fund owned by a shareholder of the fund (including a Trust Unit Holder) would be increased by an amount equal to the difference between the amount of undistributed capital gains required to be so included in computing such fund shareholder's long-term capital gains and the tax deemed paid on such undistributed capital gains by such shareholder in respect of such shares.

    Capital gain distributions, if any, made by the fund, as a regulated investment company, are taxable as long-term capital gain, regardless of how long the fund shareholder (including a Trust Unit Holder) has held the fund's shares, and are not eligible for the dividends received deduction available to corporations. Other dividend distributions by the fund may, depending upon the circumstances, be eligible for such dividends received deduction, in whole or in part.

    Generally, dividends paid by the fund, as a regulated investment company, are treated as received by the Trust, and thus its Unit Holders, in the taxable year in which the distribution is made by the fund; however, any dividend declared by the fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as received on December 31 of the preceding year.

    Non-taxable fund distributions reduce the Unit Holder's tax cost basis with respect to his interest in fund shares held by the Trust and are treated as a gain from the sale of such interest if and to the extent that such distributions exceed the tax cost basis of the Unit Holder with respect to his interest in fund shares held by the Trust.

    Income received by the fund may be subject to withholding and other taxes imposed by foreign jurisdictions. In some instances, these taxes are limited by treaty between the United States and the relevant foreign jurisdiction. Treaty benefits may be available to the fund to the same extent as they would be to individual U.S. shareholders. However, in some situations the fund will be eligible for such benefits only if it can establish that a minimum specified percentage of the capital of the fund is owned directly or indirectly by individual residents or citizens of the United States.

    If more than 50% of the value of the fund's total assets at the close of a taxable year for which the fund qualifies as a regulated investment company consists of stock or securities in foreign corporations and the fund so elects, the fund will forego any claim to a deduction or credit for any foreign income taxes paid or accrued during the taxable year by the fund but the amount of such taxes will be allowed as an addition to the fund's dividends paid deduction for such year. In such a case, each fund shareholder (including a Trust Unit Holder) is required to include in gross income and treat as paid by him his proportionate share of such taxes and to treat as gross income from sources within the respective foreign countries the sum of his proportionate share of such taxes and the portion of any dividend paid by the fund which represents income derived from sources within foreign countries. The fund expects to qualify for and intends to make this election.

    Each fund shareholder (including a Trust Unit Holder) who is a citizen or resident of the United States will be entitled either to (i) deduct the amount of such foreign taxes (if in the case of a fund shareholder who is an individual, he itemizes deductions), or (ii) subject to applicable limitations, credit the amount of such taxes against the fund shareholder's United States federal income tax liability. A fund shareholder (including a Trust Unit Holder) who is a non-resident alien individual or which is a foreign corporation will be entitled to a deduction or credit of the foreign tax only if the income received from the fund is effectively connected with the conduct of a trade or business within the United States. Fund shareholders should be aware that, for purposes of computing applicable limitations on the foreign tax credit, dividends and interest received by the fund in respect of securities of foreign issuers are expected to give rise to foreign source income but that gains from the sale or exchange of such securities will be treated as U.S. source income. Because availability of the foreign tax credit and application of the foreign tax credit limitation depend on the particular circumstances of each fund shareholder (including a Trust Unit Holder), each Unit Holder should consult his own tax adviser in this regard.

    The Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses, of individuals (and estates and trusts other than grantor trusts, to the extent provided in regulations). The Code also directs the Secretary of the Treasury to issue regulations prohibiting indirect deductions through a mutual fund or other pass-through entity of amounts not allowable as a deduction under this rule if paid or incurred directly by such an investor, but such regulations are not to apply to indirect deductions through a 'publicly offered regulated investment company,' which the fund is believed to be. The 2% floor rule will, however, apply in any event to investment expenses of the Trust, as opposed to the fund, and affected Unit Holders should aggregate such expenses with their other miscellaneous deductions in applying the 2% rule.

    The fund has filed its information returns as a 'publicly offered regulated investment company.' The Trust cannot predict whether or not the fund will qualify as a 'publicly offered regulated investment company' for 1999 or any later year. The term 'publicly offered regulated investment company' is defined as meaning a regulated investment company the shares of which are 'continuously offered' or regularly traded on an established securities market or 'held by or for no fewer than 500 persons at all times during the taxable year.'

    In addition, under the Code, the allowable amount of certain itemized deductions claimed by individual taxpayers, including investment expenses, is subject to an overall limitation applicable to individual taxpayers with adjusted gross income in excess of a $117,950 threshold amount ($58,975 for a married taxpayer filing separately). The $117,950 (or $58,975) threshold amount will be indexed for inflation after 1996. The overall limitation reduces the otherwise allowable amount of the affected itemized deductions by the lesser of
(i) 3% of the adjusted gross income in excess of the threshold amount or (ii) 80% of the amount of the otherwise allowable affected itemized deductions. The other limitations contained in the Code on the deduction of itemized expenses, including the 2% floor described above, are applied prior to this overall limitation.

    The Code also imposes a 4% excise tax on untaxed undistributed income of regulated investment companies. If the fund distributes in each calendar year an amount equal to the sum of at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the 12 month period ended on October 31 of each calendar year (or on December 31 if the fund qualifies to so elect and does so) and distributes an amount equal to the 2% balances not later than the close of the succeeding calendar year, the fund will not be subject to this 4% excise tax. For purposes of this excise tax, any net long-term capital gain in excess of net short-term capital loss retained by the fund for any fiscal year ending on or before the close of the calendar year but designated as undistributed capital gains taxable to shareholders as described above is treated as if distributed to the fund's shareholders.

    The fund may invest in passive foreign investment companies, various options and futures contracts and hedging transactions and may be subject to foreign currency fluctuations, all of which have unique federal income tax consequences. Such investments and currency fluctuations may affect the character, timing and amount of gain or ordinary income to be recognized by persons holding fund shares.

    Interest paid by a Unit Holder other than a corporation on indebtedness properly allocable to Units will be deductible as investment interest to the extent permitted by Section 163(d) of the Code.

    As of the end of each calendar year, the Trustee will furnish to each Unit Holder an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from the Sponsor, discount accrued on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

    The foregoing discussion relates only to United States federal income taxes. Unit Holders may be subject to state, local or foreign taxation.

    Investors should consult their tax counsel for advice with respect to their own particular tax situations.

                                RETIREMENT PLANS

    Units in the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Investors considering participation in any such plan should review the laws specifically related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units will be computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of fund shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price set forth in the 'Summary of Essential Information' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the fund shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator in the following manner: the aggregate value of the Units shall be determined on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the fund shares as determined by Templeton Developing Markets Trust.

Public Distribution

    Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession of 68% per Unit, but subject to change from time to time at the discretion of the Sponsor (such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    A dealer will receive a concession of the sales charge per Unit as set forth under Volume Discount herein. Sales by a dealer will be aggregated with the dealer receiving the greatest concession level for all Units sold by such dealer up to a maximum of 75% of the sales load.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price (see 'Summary of Essential Information'). The Sponsor's Repurchase Price is computed by adding to the aggregate of the bid side evaluation of the Treasury Obligations the net asset value of fund shares in the Trust, and cash on hand in the Trust and dividends receivable on fund shares (other than cash deposited by the Sponsor for the purchase of Securities) deducting therefrom amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date prior to the evaluation, accrued expenses of the Trustee, Evaluator, and counsel, taxes and governmental charges, if any, and any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of such Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price, without notice. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the 'Redemption Price,' a price based on the current bid prices for the Treasury Obligations and the net asset value of the fund shares. Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under 'Volume Discount.' Templeton Distributor will reimburse the Sponsor for expenses incurred by the Sponsor in connection with the creation of the Trust and the offering of units of the Trust in an amount not to exceed $300,000. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge (see 'Public Distribution').

    The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all fund shares into the Trust at net asset value. To the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the fund shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time upon prior notice to Unit Holders change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The sales charges for the Trust in the primary and secondary market will be reduced pursuant to the following graduated scale for sales to any person of at least 1,667 Units.

                                                                       Sales Charge
                                                               Primary and Secondary Market
                                                          ---------------------------------------
                                                          Percent of Public       Percent of Net          Dealer
Number of Units                                             Offering Price        Amount Invested       Concession
------------------------------------------------------    ------------------      ---------------       ----------
Less than 1,667 Units.................................          5.25%               5.541%                65%
1,667-6,666 Units.....................................          5.00%               5.263%                65%
6,667-16,666 Units....................................          4.50%               4.712%                70%
16,667-33,333 Units...................................          4.00%               4.167%                73%
33,334-66,666 Units...................................          3.00%               3.092%                75%
66,667 Units or more..................................          2.00%               2.041%                75%

    The reduced sales charges as shown on the chart above will apply to such purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, including a partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of this Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends, at the discretion of the Sponsor, to permit employees of Prudential Securities Incorporated and its subsidiaries and affiliates to purchase Units of the Trust at a price based on the bid side evaluation of the Treasury Obligations and the net asset value of fund shares in the Trust plus a reduced sales charge of $5.00 per 100 Units, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this Series of the Government Securities Equity Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the 'Exchange Trusts'). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in the time and expense related to advice, financial planning and operational expense required for the Exchange Option.

    Exchange Trusts may have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in both the Units of this Series and units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so.

Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange his Units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unit Holder.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to exchange his Units for one or more units of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to the Unit Holder at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15 per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25 per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this series of Government Securities Equity Trust will be $.23 per Unit for Units purchased in the secondary market and $.37 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Owners of units of any registered unit investment trust, other than Prudential Securities Incorporated sponsored trusts, which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.25% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.25%. The proceeds from the Unit Holder's units will aggregate $3,300. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,860 ($3,800 for units and $60 for the $15 per unit sales charge) by adding an extra $560 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,968.68 [$3,800 for the units and $168.68 for the 4.25% sales charge (4.439% of the net amount invested)].

Federal Income Tax Consequences

    An exchange of Units pursuant to the Exchange Option will generally constitute a 'taxable event' under the Code, i.e., a Unit Holder will recognize gain or loss at the time of the exchange. However, an exchange of Units of this Series of the Government Securities Equity Trust for units of any other series of the Exchange Trusts which are grantor trusts for United States federal income tax purposes will not constitute a taxable event to the extent that the underlying securities in each trust do not differ materially in kind or extent. Unit Holders are advised to consult their own tax advisors as to the tax consequences of exchanging Units in their particular case. In particular, Unit Holders who exchange Units of this Series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisors as to the possible application of Section 852(f) of the Code to the exchange.

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    Distributions by the Trust, if any, of dividend income received by the Trust, 12b-1 fee amounts paid by the Sponsor, distributions of any net capital gains received in respect of fund shares and proceeds of the sale of fund shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. A Unit Holder will receive such amounts in cash unless such Unit Holder directs The Chase Manhattan Bank, acting as distribution agent, to invest such amounts on behalf of the participating Unit Holder in fund shares at such shares' net asset value, which shares will be subject to 12b-1 expenses. Investment in fund shares is conditioned upon their lawful qualification for sale in the jurisdiction in which the Unit Holder resides. There can be no assurance, however, that such qualification will be obtained.

    The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in a reinvestment program will apply to all Units of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                              EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of the Trust were incurred by the Sponsor and Templeton Distributor.

Fees

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the 'Summary of Essential Information.'

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the 'Summary of Essential Information.'

    The Trustee's fees and the Evaluator's fees are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification 'All Services Less Rent' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or State securities laws subsequent to initial registration so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust will be audited not less frequently than annually by independent public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

    The fees and expenses set forth herein are payable out of the Trust and when paid by or owing to the Trustee are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell fund shares (not Treasury Obligations) to pay such amounts. To the extent fund shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when fund shares would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which fund shares may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of fund shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust, the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.

                  Government Securities Equity Trust Series 7

                            REINVESTMENT APPLICATION

I/We hereby authorize and direct The Chase Manhattan Bank to apply all distributions that I/we have elected to be reinvested as a registered unitholder(s) of a Government Securities Equity Trust Series towards the purchase of additional shares of the Templeton Developing Markets Trust.
I/We hold Government Securities Equity Trust Series 7
   (This Series can only reinvest into the Templeton Developing Markets Trust.) The authorization shall continue in effect until written notice of revocation is given by the certificate holder or his personal representatives.

  Name(s) in Which Unit Trust is Registered
  Social Security or Tax Identification Number
  Signature                                                      DATE
  Signature of Joint Tenant (if any)                             DATE
  My/Our Brokerage Firm Is:
  My/Our Account Number Is:

       Forward application to:         The Chase Manhattan Bank
                                       P.O. Box 888--Cooper Station
                                       New York, NY 10276

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or his authorized attorney, together with the payment of $2.00, if required by the Trustee (not currently required), or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust as prescribed in the Indenture (see 'Administration of the Trust--Amendment' and 'Administration of the Trust--Termination'). Unit Holders shall have no right to control the operation or administration of the Trust in any manner.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends, distributions and/or 12b-1 fee payments from the Sponsor become payable with respect to the fund shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the fund shares shall be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and shall consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units, except that, no less than once a year, on a Quarterly Distribution Date, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

    The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be credited to a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly recredit the excess to the Account from which it was withdrawn. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income.

    The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered (see 'Rights of Unit Holders--Redemption').

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of dividends and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth: (1) as to the Income Account: dividends and other cash amounts received, deductions for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition and identity of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; (5) amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and (6) an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be tendered to the Trustee for redemption at its unit investment trust office at 4 New York Plaza, New York, New York 10004, upon delivery of a request for redemption and the Certificates for the Units requested to be redeemed and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of Certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges or other financial institution acceptable to the Trustee, if any. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the 'Summary of Essential Information' on the date of tender (see 'Redemption--Computation of Redemption Price per Unit'). The 'date of tender' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when a Unit Holder tenders his Units to the Trustee for redemption. All amounts paid on redemption representing income will be withdrawn from the Income Account to the extent moneys are available; all other amounts will be paid from the Principal Account. The Trustee is required by the Indenture to sell fund shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of fund shares and Treasury Obligations then held in the Trust, in order to provide moneys for redemption of Units tendered. To the extent Securities are sold, the size of the Trust will be reduced. Such sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event for the Unit Holder under the Code (see 'Tax Status of the Trust').

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., the Unit Holder will receive the Redemption Price from the Sponsor within 7 days of the date of tender (see 'Public Offering of Units--Secondary Market'). Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see 'Public Offering of Units--Public Offering Price'). Any profit resulting from the resale of such Units will belong to the Sponsor, which likewise will bear any loss resulting from a reduction in the offering or redemption price subsequent to its acquisition of such Units (see 'Public Offering of Units--Profit of Sponsor').

   Computation of Redemption Price per Unit

    The Redemption Price per Unit is determined as of the Evaluation Time on the date any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee, of the sum of:

        (1) the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator, and the net asset value of the fund shares in the Trust determined as of the Evaluation Time set forth in the 'Summary of Essential Information'; and

        (2) cash on hand in the Trust and dividends receivable on fund shares (other than cash deposited by the Sponsor for the purchase of Securities);

less amounts representing (a) accrued taxes and governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, (c) cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation, and (d) any Reserve Account ('Redemption Price').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities Incorporated is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Prudential Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets,

Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., and Prudential World Fund, Inc.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from taking any action in good faith or for errors in judgment and will not be responsible in any way for any default, failure or defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties (see 'Sponsor--Responsibility').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations.

    Although the Sponsor and Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of fund shares to pay Trust expenses.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under 'Rights of Unit Holders--Distributions' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, (2) act as Sponsor itself without terminating the Trust or (3) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank, a New York Bank with its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any such sale of fund shares or by reason of the failure of the Sponsor to give directions to the Trustee.

    Additionally, the Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. fund shares will be sold first unless the Sponsor is able to sell Treasury Obligations and fund shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of fund shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under 'Rights of Unit Holders' and 'Sponsor--Resignation.'

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee for any other reason that the Sponsor determines to be in the best interest of the Unit Holders. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgment. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see 'Public Offering of Units--Public Offering Price.'

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Indenture may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, and (c) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event shall the Indenture be amended so as to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities, to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted, to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust or to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted; or so as to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment, the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under 'Evaluator--Responsibility' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the fund's objectives or if Replacement Treasury Obligations are not acquired. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under 'Summary of Essential Information.' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than fund shares for which an in kind distribution has been requested) and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of: (i) the amount realized upon disposition of the fund shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution 'in kind,' (ii) the amount realized upon the disposition or maturity of the Treasury Obligations and (iii) any other assets of the Trust. A Unit Holder may invest the proceeds of the Treasury Obligations in fund shares at such shares' net asset value, which shall be subject to 12b-1 expenses. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Tax Impact of In Kind Distribution upon Termination

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the fund shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for fund shares so distributed (other than any fund shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same fund shares (previously represented by his Units) prior to such distribution and his holding period for such fund shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer or a financial institution, when the Unit Holder disposes of such Securities in a taxable transfer.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Messrs. Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                              INDEPENDENT AUDITORS

    The Statement of Financial Condition and Schedule of Portfolio Securities of the Government Securities Equity Trust included in this Prospectus have been audited by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

    No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

               GOVERNMENT SECURITIES EQUITY TRUST
                            Series 7
                      Table of Contents
                                                            Page
                                                           -----
Summary of Essential Information........................    A-vi
Independent Auditors' Report............................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-8
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
    Templeton Developing Markets Trust..................     B-2
    Goals and Strategies................................     B-4
    Net Asset Value of the Fund Shares..................    B-10
    The Fund's Management...............................    B-11
    The Fund's Plan of Distribution.....................    B-12
    Risk of Investment in Units.........................    B-12
    Fund Risk Factors...................................    B-13
    The Units...........................................    B-16
Tax Status of the Trust.................................    B-17
Retirement Plans........................................    B-20
Public Offering of Units................................    B-20
    Public Offering Price...............................    B-20
    Public Distribution.................................    B-21
    Secondary Market....................................    B-21
    Profit of Sponsor...................................    B-21
    Volume Discount.....................................    B-22
    Employee Discount...................................    B-22
Exchange Option.........................................    B-22
    Federal Income Tax Consequences.....................    B-23
Reinvestment of Trust Distributions.....................    B-24
Expenses and Charges....................................    B-24
    Initial Expenses....................................    B-24
    Fees................................................    B-24
    Other Charges.......................................    B-24
Rights of Unit Holders..................................    B-26
    Certificates........................................    B-26
    Certain Limitations.................................    B-26
    Distributions.......................................    B-26
    Reports and Records.................................    B-27
    Redemption..........................................    B-27
Sponsor.................................................    B-28
    Limitations on Liability............................    B-29
    Responsibility......................................    B-29
    Resignation.........................................    B-29
Trustee.................................................    B-29
    Limitations on Liability............................    B-29
    Responsibility......................................    B-29
    Resignation.........................................    B-30
Evaluator...............................................    B-30
    Limitations on Liability............................    B-30
    Responsibility......................................    B-30
    Resignation.........................................    B-30
Amendment and Termination of the Indenture..............    B-31
    Amendment...........................................    B-31
    Termination.........................................    B-31
    Tax Impact of In Kind Distribution upon
    Termination.........................................    B-31
Legal Opinions..........................................    B-32
Independent Auditors....................................    B-32

                                    Sponsor

                       Prudential Securities Incorporated
                               One Seaport Plaza
                                199 Water Street
                            New York, New York 10292

                                    Trustee

                            The Chase Manhattan Bank
                                270 Park Avenue
                            New York, New York 10017

                                   Evaluator

                         Kenny S&P Evaluation Services
                                  65 Broadway
                            New York, New York 10006

                                  fund shares

                       Templeton Developing Markets Trust
                               700 Central Avenue
                       St. Petersburg, Florida 33701-3628

       This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

       The facing sheet on Form S-6.

       The Prospectus.

       Signatures.

       Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

       The following Exhibits:

   ***Ex-3.(i)   -    Certificate of Incorporation of
                        Prudential Securities Incorporated
                        dated March 29, 1993.
*******Ex-3.(ii)  -   Revised By-Laws of Prudential
                        Securities Incorporated as amended
                        through September 28, 1998.
    **Ex-4.a     -    Trust Indenture and Agreement dated
                        May 16, 1989.
     *Ex-23      -    Consent of Kenny S&P Evaluation
                        Services, a division of J.J. Kenny
                        Co., Inc. (as evaluator)
  ****Ex-24      -    Powers of Attorney executed by a
                        majority of the Board of Directors of
                        Prudential Securities Incorporated.
      Ex-99      -    Information as to Officers and
                        Directors of Prudential Securities
                        Incorporated is incorporated by
                        reference to Schedules A and D of
                        Form BD filed by Prudential
                        Securities Incorporated pursuant to
                        Rules 15b-1 and 15b3-1 under the
                        Securities Exchange Act of 1934 (1934
                        Act File No. 8-16267).
 *****Ex-99.2    -    Affiliations of Sponsor with other
                        investment companies.
 *****Ex-99.3    -    Broker's Blanket Policies, Standard
                        Form No. 14 in the aggregate amount
                        of $62,500,000.
******Ex-99.4    -    Investment Advisory Agreement.

____________________

*         Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of

          Government Securities Equity Trust Series 1, Registration
          No. 33-25710.

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration
          No. 33-57992.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 172, Registration No. 33-54681, National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919 and National Equity Trust, Low Five Portfolio Series 17, Registration No. 333-44543.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1,
          Registration No. 2-89263.

****** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration
          No. 33-29314.

******* Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697 and National Equity Trust, S&P 500 Strategy Trust Series 2, Registration NO. 333-39521.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the registrant, Government Securities Equity Trust Series 7 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 28th day of July, 1999.


    Government Securities Equity Trust Series 7
    (Registrant)


    By PRUDENTIAL SECURITIES INCORPORATED
         (Depositor)


    By the following persons,a who
       constitute a majority of the
       Board of Directors of Prudential
       Securities Incorporated



         A. Laurence Norton, Jr.
         Leland B. Paton
         Martin Pfinsgraff
         Vincent T. Pica II
         James D. Price
         Hardwick Simmons
         Lee B. Spencer, Jr.


              By   /s/ Kenneth Swankie
                      (Kenneth Swankie,
                       Senior Vice President,
                       Manager - Unit Investment
                       Trust Department, as
                       authorized signatory for
                       Prudential Securities
                       Incorporated and Attorney-
                       in-Fact for the persons
                       listed above)

*    Pursuant to Powers of Attorney previously filed.

                         CONSENT OF COUNSEL

     The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to this Registration Statement.

                        CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated July 15, 1999, accompanying the financial statements of the Government Securities Equity Trust Series 7 included herein, and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 26, 1999
New York, New York